Share Capital (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Ordinary shares, Fully paid, shares	178,279,566
Ordinary shares, Fully paid, value	$ 62,426,991
Revised [Member]
Statement Line Items [Line Items]
Ordinary shares, Fully paid, shares		163,215,706	142,778,206
Ordinary shares, Fully paid, value		$ 60,289,875	$ 58,237,314
Ordinary Shares [Member]
Statement Line Items [Line Items]
Ordinary shares	178,279,566
Ordinary shares, value	$ 62,426,991
Ordinary Shares [Member] | Revised [Member]
Statement Line Items [Line Items]
Ordinary shares		163,215,706	142,778,206
Ordinary shares, value		$ 60,289,875	$ 58,237,314